Average Annual Total Returns - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund	Sep. 28, 2024
Fidelity SAI U.S. Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.58%
Past 5 years	11.77%
Since Inception	7.59%	[1]
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.99%
Past 5 years	9.99%
Since Inception	5.98%	[1]
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.99%
Past 5 years	9.12%
Since Inception	5.71%	[1]
IXYEF
Average Annual Return:
Past 1 year	12.74%
Past 5 years	11.88%
Since Inception	7.68%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.95%

[1]	A From December 19, 2017 .